Loans, allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2018
Loans
Loans
end of	2018	2017
Loans (CHF million)
Mortgages	107,845	106,039
Loans collateralized by securities	42,034	42,016
Consumer finance	3,905	4,242
Consumer	153,784	152,297
Real estate	26,727	26,599
Commercial and industrial loans	85,698	81,670
Financial institutions	18,494	15,697
Governments and public institutions	3,893	3,874
Corporate & institutional	134,812	127,840
Gross loans	288,596	280,137
of which held at amortized cost	273,723	264,830
of which held at fair value	14,873	15,307
Net (unearned income)/deferred expenses	(113)	(106)
Allowance for loan losses	(902)	(882)
Net loans	287,581	279,149
Gross loans by location
Switzerland	160,444	157,696
Foreign	128,152	122,441
Gross loans	288,596	280,137
Impaired loans
Non-performing loans	1,203	1,048
Non-interest-earning loans	300	223
Non-performing and non-interest-earning loans	1,503	1,271
Restructured loans	299	290
Potential problem loans	390	549
Other impaired loans	689	839
Gross impaired loans	2,192	2,110

Allowance for loan losses
Allowance for loan losses
	2018			2017			2016
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	220	662	882	216	722	938	216	650	866
Net movements recognized in statements of operations	19	182	201	54	136	190	63	186	249
Gross write-offs	(85)	(184)	(269)	(60)	(242)	(302)	(86)	(192)	(278)
Recoveries	21	37	58	12	41	53	13	53	66
Net write-offs	(64)	(147)	(211)	(48)	(201)	(249)	(73)	(139)	(212)
Provisions for interest	11	19	30	(1)	14	13	10	8	18
Foreign currency translation impact and other adjustments, net	1	(1)	0	(1)	(9)	(10)	0	17	17
Balance at end of period	187	715	902	220	662	882	216	722	938
of which individually evaluated for impairment	146	462	608	179	475	654	172	528	700
of which collectively evaluated for impairment	41	253	294	41	187	228	44	194	238
Gross loans held at amortized cost (CHF million)
Balance at end of period	153,761	119,962	273,723	152,277	112,553	264,830	145,070	112,445	257,515
of which individually evaluated for impairment [1]	677	1,515	2,192	632	1,478	2,110	662	1,810	2,472
of which collectively evaluated for impairment	153,084	118,447	271,531	151,645	111,075	262,720	144,408	110,635	255,043
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
in	2018			2017			2016
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	2,163	2,163	0	3,381	3,381	30	3,405	3,435
Reclassifications from loans held-for-sale [2]	0	1	1	0	63	63	0	125	125
Reclassifications to loans held-for-sale [3]	1	2,351	2,352	0	7,407	7,407	1,632	2,768	4,400
Sales [3]	1	2,267	2,268	0	7,051	7,051	72	2,087	2,159
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2018 (CHF million)
Mortgages	97,404	10,046	395	107,845
Loans collateralized by securities	39,281	2,676	77	42,034
Consumer finance	1,465	2,247	170	3,882
Consumer	138,150	14,969	642	153,761
Real estate	19,461	6,494	110	26,065
Commercial and industrial loans	40,872	37,633	1,268	79,773
Financial institutions	10,715	2,138	86	12,939
Governments and public institutions	1,132	53	0	1,185
Corporate & institutional	72,180	46,318	1,464	119,962
Gross loans held at amortized cost	210,330	61,287	2,106	273,723
Value of collateral [1]	192,579	47,999	1,456	242,034
2017 (CHF million)
Mortgages	94,553	11,214	272	106,039
Loans collateralized by securities	38,387	3,530	99	42,016
Consumer finance	1,801	2,241	180	4,222
Consumer	134,741	16,985	551	152,277
Real estate	20,278	5,640	85	26,003
Commercial and industrial loans	39,475	35,250	1,300	76,025
Financial institutions	7,258	2,022	46	9,326
Governments and public institutions	1,124	74	1	1,199
Corporate & institutional	68,135	42,986	1,432	112,553
Gross loans held at amortized cost	202,876	59,971	1,983	264,830
Value of collateral [1]	189,048	49,271	1,422	239,741
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Past Due Financing Receivables [Table Text Block]
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2018 (CHF million)
Mortgages	107,364	155	23	10	293	481	107,845
Loans collateralized by securities	41,936	21	0	0	77	98	42,034
Consumer finance	3,383	286	35	32	146	499	3,882
Consumer	152,683	462	58	42	516	1,078	153,761
Real estate	25,914	63	4	0	84	151	26,065
Commercial and industrial loans	78,439	378	96	82	778	1,334	79,773
Financial institutions	12,768	104	19	3	45	171	12,939
Governments and public institutions	1,172	13	0	0	0	13	1,185
Corporate & institutional	118,293	558	119	85	907	1,669	119,962
Gross loans held at amortized cost	270,976	1,020	177	127	1,423	2,747	273,723
2017 (CHF million)
Mortgages	105,689	102	27	14	207	350	106,039
Loans collateralized by securities	41,867	37	0	0	112	149	42,016
Consumer finance	3,701	297	39	40	145	521	4,222
Consumer	151,257	436	66	54	464	1,020	152,277
Real estate	25,871	37	12	15	68	132	26,003
Commercial and industrial loans	74,831	429	40	201	524	1,194	76,025
Financial institutions	8,947	333	1	2	43	379	9,326
Governments and public institutions	1,197	1	0	0	1	2	1,199
Corporate & institutional	110,846	800	53	218	636	1,707	112,553
Gross loans held at amortized cost	262,103	1,236	119	272	1,100	2,727	264,830

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
2018 (CHF million)
Mortgages	304	12	316	34	72	106	422	[1]
Loans collateralized by securities	62	13	75	0	3	3	78
Consumer finance	170	6	176	0	1	1	177
Consumer	536	31	567	34	76	110	677
Real estate	80	4	84	0	38	38	122
Commercial and industrial loans	547	223	770	265	272	537	1,307
Financial institutions	40	42	82	0	4	4	86
Corporate & institutional	667	269	936	265	314	579	1,515
Gross impaired loans	1,203	300	1,503	299	390	689	2,192
2017 (CHF million)
Mortgages	236	17	253	13	66	79	332	[1]
Loans collateralized by securities	96	16	112	0	2	2	114
Consumer finance	176	9	185	0	1	1	186
Consumer	508	42	550	13	69	82	632
Real estate	73	4	77	0	19	19	96
Commercial and industrial loans	465	134	599	277	458	735	1,334
Financial institutions	1	43	44	0	3	3	47
Governments and public institutions	1	0	1	0	0	0	1
Corporate & institutional	540	181	721	277	480	757	1,478
Gross impaired loans	1,048	223	1,271	290	549	839	2,110
1
As of December 31, 2018 and 2017, CHF 123 million and CHF 90 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
Gross impaired loan details
	2018			2017
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
CHF million
Mortgages	278	262	21	254	239	36
Loans collateralized by securities	77	63	35	111	97	49
Consumer finance	174	154	90	180	160	94
Consumer	529	479	146	545	496	179
Real estate	82	73	10	86	79	11
Commercial and industrial loans	773	742	401	997	959	427
Financial institutions	86	84	51	47	46	37
Governments and public institutions	0	0	0	1	1	0
Corporate & institutional	941	899	462	1,131	1,085	475
Gross impaired loans with a specific allowance	1,470	1,378	608	1,676	1,581	654
Mortgages	144	144	–	78	78	–
Loans collateralized by securities	1	1	–	3	3	–
Consumer finance	3	3	–	6	6	–
Consumer	148	148	–	87	87	–
Real estate	40	40	–	10	10	–
Commercial and industrial loans	534	534	–	337	337	–
Corporate & institutional	574	574	–	347	347	–
Gross impaired loans without specific allowance	722	722	–	434	434	–
Gross impaired loans	2,192	2,100	608	2,110	2,015	654
of which consumer	677	627	146	632	583	179
of which corporate & institutional	1,515	1,473	462	1,478	1,432	475
Gross impaired loan details (continued)
	2018			2017			2016
in	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
CHF million
Mortgages	261	2	1	229	2	1	195	2	1
Loans collateralized by securities	92	1	1	116	1	1	153	1	1
Consumer finance	176	2	2	167	5	5	205	1	1
Consumer	529	5	4	512	8	7	553	4	3
Real estate	90	0	0	78	1	0	72	1	0
Commercial and industrial loans	917	14	5	1,163	17	5	1,039	10	4
Financial institutions	58	1	0	76	1	1	154	1	0
Governments and public institutions	0	0	0	5	0	0	5	0	0
Corporate & institutional	1,065	15	5	1,322	19	6	1,270	12	4
Gross impaired loans with a specific allowance	1,594	20	9	1,834	27	13	1,823	16	7
Mortgages	91	3	0	83	3	0	83	3	0
Loans collateralized by securities	1	0	0	7	0	0	24	0	0
Consumer finance	3	0	0	3	0	0	11	0	0
Consumer	95	3	0	93	3	0	118	3	0
Real estate	14	1	0	27	1	0	31	1	0
Commercial and industrial loans	292	16	1	271	11	1	307	7	1
Financial institutions	0	0	0	0	0	0	5	0	0
Governments and public institutions	0	0	0	0	0	0	5	0	0
Corporate & institutional	306	17	1	298	12	1	348	8	1
Gross impaired loans without specific allowance	401	20	1	391	15	1	466	11	1
Gross impaired loans	1,995	40	10	2,225	42	14	2,289	27	8
of which consumer	624	8	4	605	11	7	671	7	3
of which corporate & institutional	1,371	32	6	1,620	31	7	1,618	20	5

Restructured loans held at amortized cost
Restructured loans held at amortized cost
	2018			2017			2016
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	5	29	29	0	0	0	0	0	0
Commercial and industrial loans	13	182	160	15	123	119	16	201	201
Total	18	211	189	15	123	119	16	201	201
Restructured loans held at amortized cost that defaulted within 12 months from restructuring
	2018		2017		2016
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	1	8	0	0	0	0
Commercial and industrial loans	8	76	1	48	0	0
Total	9	84	1	48	0	0

Bank
Loans
end of	2018	2017
Loans (CHF million)
Mortgages	107,845	106,039
Loans collateralized by securities	42,034	42,016
Consumer finance	3,905	4,242
Consumer	153,784	152,297
Real estate	26,727	26,599
Commercial and industrial loans	86,165	81,792
Financial institutions	23,320	19,662
Governments and public institutions	3,893	3,874
Corporate & institutional	140,105	131,927
Gross loans	293,889	284,224
of which held at amortized cost	279,016	268,917
of which held at fair value	14,873	15,307
Net (unearned income)/deferred expenses	(113)	(106)
Allowance for loan losses	(901)	(881)
Net loans	292,875	283,237
Gross loans by location
Switzerland	165,184	161,645
Foreign	128,705	122,579
Gross loans	293,889	284,224
Impaired loans
Non-performing loans	1,203	1,048
Non-interest-earning loans	288	210
Total non-performing and non-interest-earning loans	1,491	1,258
Restructured loans	299	290
Potential problem loans	390	549
Total other impaired loans	689	839
Gross impaired loans	2,180	2,097

Allowance for loan losses
Allowance for loan losses
	2018			2017			2016
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	220	661	881	216	721	937	216	649	865
Net movements recognized in statements of operations	19	182	201	54	136	190	63	186	249
Gross write-offs	(85)	(184)	(269)	(60)	(242)	(302)	(86)	(192)	(278)
Recoveries	21	37	58	12	41	53	13	53	66
Net write-offs	(64)	(147)	(211)	(48)	(201)	(249)	(73)	(139)	(212)
Provisions for interest	11	19	30	(1)	14	13	10	8	18
Foreign currency translation impact and other adjustments, net	1	(1)	0	(1)	(9)	(10)	0	17	17
Balance at end of period	187	714	901	220	661	881	216	721	937
of which individually evaluated for impairment	146	461	607	179	474	653	172	527	699
of which collectively evaluated for impairment	41	253	294	41	187	228	44	194	238
Gross loans held at amortized cost (CHF million)
Balance at end of period	153,761	125,255	279,016	152,277	116,640	268,917	145,070	115,428	260,498
of which individually evaluated for impairment [1]	677	1,503	2,180	632	1,465	2,097	662	1,798	2,460
of which collectively evaluated for impairment	153,084	123,752	276,836	151,645	115,175	266,820	144,408	113,630	258,038
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
in	2018			2017			2016
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	2,163	2,163	0	3,381	3,381	30	3,405	3,435
Reclassifications from loans held-for-sale [2]	0	1	1	0	63	63	0	125	125
Reclassifications to loans held-for-sale [3]	1	2,351	2,352	0	7,407	7,407	1,632	2,768	4,400
Sales [3]	1	2,267	2,268	0	7,051	7,051	72	2,087	2,159
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2018 (CHF million)
Mortgages	97,404	10,046	395	107,845
Loans collateralized by securities	39,281	2,676	77	42,034
Consumer finance	1,465	2,247	170	3,882
Consumer	138,150	14,969	642	153,761
Real estate	19,461	6,494	110	26,065
Commercial and industrial loans	41,352	37,633	1,256	80,241
Financial institutions	15,540	2,138	86	17,764
Governments and public institutions	1,132	53	0	1,185
Corporate & institutional	77,485	46,318	1,452	125,255
Gross loans held at amortized cost	215,635	61,287	2,094	279,016
Value of collateral [1]	192,617	47,999	1,444	242,060
2017 (CHF million)
Mortgages	94,553	11,214	272	106,039
Loans collateralized by securities	38,387	3,530	99	42,016
Consumer finance	1,801	2,241	180	4,222
Consumer	134,741	16,985	551	152,277
Real estate	20,278	5,640	85	26,003
Commercial and industrial loans	39,610	35,250	1,287	76,147
Financial institutions	11,223	2,022	46	13,291
Governments and public institutions	1,124	74	1	1,199
Corporate & institutional	72,235	42,986	1,419	116,640
Gross loans held at amortized cost	206,976	59,971	1,970	268,917
Value of collateral [1]	189,092	49,271	1,409	239,772
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Bank's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Past Due Financing Receivables [Table Text Block]
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
2018 (CHF million)
Mortgages	107,364	155	23	10	293	481	107,845
Loans collateralized by securities	41,936	21	0	0	77	98	42,034
Consumer finance	3,383	286	35	32	146	499	3,882
Consumer	152,683	462	58	42	516	1,078	153,761
Real estate	25,914	63	4	0	84	151	26,065
Commercial and industrial loans	78,919	378	96	82	766	1,322	80,241
Financial institutions	17,593	104	19	3	45	171	17,764
Governments and public institutions	1,172	13	0	0	0	13	1,185
Corporate & institutional	123,598	558	119	85	895	1,657	125,255
Gross loans held at amortized cost	276,281	1,020	177	127	1,411	2,735	279,016
2017 (CHF million)
Mortgages	105,689	102	27	14	207	350	106,039
Loans collateralized by securities	41,867	37	0	0	112	149	42,016
Consumer finance	3,701	297	39	40	145	521	4,222
Consumer	151,257	436	66	54	464	1,020	152,277
Real estate	25,871	37	12	15	68	132	26,003
Commercial and industrial loans	74,966	429	40	201	511	1,181	76,147
Financial institutions	12,912	333	1	2	43	379	13,291
Governments and public institutions	1,197	1	0	0	1	2	1,199
Corporate & institutional	114,946	800	53	218	623	1,694	116,640
Gross loans held at amortized cost	266,203	1,236	119	272	1,087	2,714	268,917

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
2018 (CHF million)
Mortgages	304	12	316	34	72	106	422	[1]
Loans collateralized by securities	62	13	75	0	3	3	78
Consumer finance	170	6	176	0	1	1	177
Consumer	536	31	567	34	76	110	677
Real estate	80	4	84	0	38	38	122
Commercial and industrial loans	547	211	758	265	272	537	1,295
Financial institutions	40	42	82	0	4	4	86
Corporate & institutional	667	257	924	265	314	579	1,503
Gross impaired loans	1,203	288	1,491	299	390	689	2,180
2017 (CHF million)
Mortgages	236	17	253	13	66	79	332	[1]
Loans collateralized by securities	96	16	112	0	2	2	114
Consumer finance	176	9	185	0	1	1	186
Consumer	508	42	550	13	69	82	632
Real estate	73	4	77	0	19	19	96
Commercial and industrial loans	465	121	586	277	458	735	1,321
Financial institutions	1	43	44	0	3	3	47
Governments and public institutions	1	0	1	0	0	0	1
Corporate & institutional	540	168	708	277	480	757	1,465
Gross impaired loans	1,048	210	1,258	290	549	839	2,097
1
As of December 31, 2018 and 2017, CHF 123 million and CHF 90 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
Gross impaired loan details
	2018			2017
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
CHF million
Mortgages	278	262	21	254	239	36
Loans collateralized by securities	77	63	35	111	97	49
Consumer finance	174	154	90	180	160	94
Consumer	529	479	146	545	496	179
Real estate	82	73	10	86	79	11
Commercial and industrial loans	761	730	400	984	947	426
Financial institutions	86	84	51	47	46	37
Governments and public institutions	0	0	0	1	1	0
Corporate & institutional	929	887	461	1,118	1,073	474
Gross impaired loans with a specific allowance	1,458	1,366	607	1,663	1,569	653
Mortgages	144	144	–	78	78	–
Loans collateralized by securities	1	1	–	3	3	–
Consumer finance	3	3	–	6	6	–
Consumer	148	148	–	87	87	–
Real estate	40	40	–	10	10	–
Commercial and industrial loans	534	534	–	337	337	–
Corporate & institutional	574	574	–	347	347	–
Gross impaired loans without specific allowance	722	722	–	434	434	–
Gross impaired loans	2,180	2,088	607	2,097	2,003	653
of which consumer	677	627	146	632	583	179
of which corporate & institutional	1,503	1,461	461	1,465	1,420	474
Gross impaired loan details (continued)
	2018			2017			2016
in	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
CHF million
Mortgages	261	2	1	229	2	1	195	2	1
Loans collateralized by securities	92	1	1	116	1	1	153	1	1
Consumer finance	176	2	2	167	5	5	205	1	1
Consumer	529	5	4	512	8	7	553	4	3
Real estate	90	0	0	78	1	0	72	1	0
Commercial and industrial loans	905	14	5	1,151	17	5	1,029	10	4
Financial institutions	58	1	0	76	1	1	154	1	0
Governments and public institutions	0	0	0	5	0	0	5	0	0
Corporate & institutional	1,053	15	5	1,310	19	6	1,260	12	4
Gross impaired loans with a specific allowance	1,582	20	9	1,822	27	13	1,813	16	7
Mortgages	91	3	0	83	3	0	83	3	0
Loans collateralized by securities	1	0	0	7	0	0	24	0	0
Consumer finance	3	0	0	3	0	0	11	0	0
Consumer	95	3	0	93	3	0	118	3	0
Real estate	14	1	0	27	1	0	31	1	0
Commercial and industrial loans	292	16	1	271	11	1	307	7	1
Financial institutions	0	0	0	0	0	0	5	0	0
Governments and public institutions	0	0	0	0	0	0	5	0	0
Corporate & institutional	306	17	1	298	12	1	348	8	1
Gross impaired loans without specific allowance	401	20	1	391	15	1	466	11	1
Gross impaired loans	1,983	40	10	2,213	42	14	2,279	27	8
of which consumer	624	8	4	605	11	7	671	7	3
of which corporate & institutional	1,359	32	6	1,608	31	7	1,608	20	5

Restructured loans held at amortized cost
Restructured loans held at amortized cost
	2018			2017			2016
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	5	29	29	0	0	0	0	0	0
Commercial and industrial loans	13	182	160	15	123	119	16	201	201
Total	18	211	189	15	123	119	16	201	201
Restructured loans held at amortized cost that defaulted within 12 months from restructuring
	2018		2017		2016
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	1	8	0	0	0	0
Commercial and industrial loans	8	76	1	48	0	0
Total	9	84	1	48	0	0